CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 526	$ 1,115
Restricted cash	132	135
Marketable securities	8	11
Accounts receivables, net	125	173
Amount due from related parties, net	85	181
Other current assets	186	158
Total current assets	1,062	1,773
Non-current assets
Investment in associated companies	248	389
Drilling units	2,120	6,401
Restricted cash	65	107
Deferred tax assets	9	4
Equipment	19	23
Amount due from related parties, net	392	523
Other non-current assets	46	59
Total non-current assets	2,899	7,506
Total assets	3,961	9,279
Current liabilities
Debt due within one year	6,177	343
Trade accounts payable	45	86
Amounts due to related parties - current	7	19
Other current liabilities	316	322
Total current liabilities	6,545	770
Non-current liabilities
Long-term debt	0	6,280
Long-term debt due to related parties	426	239
Deferred tax liabilities	10	12
Other non-current liabilities	120	128
Total non-current liabilities	556	6,659
Commitments and contingencies (see Note 35)
Redeemable non-controlling interest	0	57
EQUITY
Common shares of par value US$0.10 per share: US$0.10 per share: 138,880,000 shares authorized and 100,384,435 issued at December 31, 2020 (US$0.10 per share: 138,880,000 shares authorized and 100,234,973 issued at December 31, 2019)	10	10
Additional paid in capital	3,504	3,496
Accumulated other comprehensive loss	(26)	(13)
Retained earnings	(6,628)	(1,851)
Total Shareholder’s equity	(3,140)	1,642
Non-controlling interest	0	151
Total equity	(3,140)	1,793
Total liabilities and equity	$ 3,961	$ 9,279
Total, fully diluted (in shares)	138,880,000	138,880,000
Common shares, par value (in dollars per share)	$ 0.10	$ 0.10